REVENUE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Revenue, Net
Online marketing services	$ 213,166		1,322,612		612,565		212,443
Internet value-added services	64,576		400,671		83,155		2,354
Internet security services and others	6,495		40,296		54,191		73,130
Revenues	$ 284,237	[1]	1,763,579	[1]	749,911	[1]	287,927	[1]

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues, operating expenses and other income, net are as follows: Years ended December 31, 201220132014 RMBRMBRMBUS$ Revenues 72,651 111,218 86,708 13,975Cost of revenues (11,189) (9,296) (4,767) (769)Research and development (4,705) (4,174) (4,212) (679)Selling and marketing (312) (256) (27,931) (4,501)General and administrative (91) (2,021) (5,158) (831)Other income, net 1,185 — — —Details of the related party transactions are set out in note 15(b) to the consolidated financial statements.